Lease Arrangements (Narrative) (Details)	12 Months Ended
Dec. 31, 2011 years
Maximum [Member]
Operating Leased Assets [Line Items]
Lease arrangements, remaining terms of leases under operating lease, years	8
Minimum [Member]
Operating Leased Assets [Line Items]
Lease arrangements, remaining terms of leases under operating lease, years	1